Parent Company Only Condensed Financial Information - SCF (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash generated from/(used in) operating activities	¥ 1,950,894	$ 298,985	¥ (8,721,706)	¥ (7,911,768)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	(5,071,060)	(777,174)	3,382,069	(7,940,843)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	41,357,435	6,338,307	3,094,953	11,603,092
Effects of exchange rate changes on cash and cash equivalents	(682,040)	(104,527)	10,166	(56,947)
Cash and cash equivalents at beginning of the year	862,839		3,133,847
Cash and cash equivalents at end of the year	38,425,541	5,888,972	862,839	3,133,847
Parent
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash generated from/(used in) operating activities	(2,460,216)	(377,045)	438,465	3,917,654
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	(12,998,602)	(1,992,123)	(4,817,498)	(11,693,144)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	37,867,127	5,803,391	4,373,247	7,762,745
Effects of exchange rate changes on cash and cash equivalents	(246,484)	(37,775)	236	6,654
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	22,161,825	3,396,448	(5,550)	(6,091)
Cash and cash equivalents at beginning of the year	11,629	1,782	17,179	23,270
Cash and cash equivalents at end of the year	¥ 22,173,454	$ 3,398,230	¥ 11,629	¥ 17,179